Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 30, 2013
Registrant Name	LAZARD FUNDS INC
Central Index Key	0000874964
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	May 1, 2013

Lazard U.S. High Yield Portfolio
Lazard U.S. High Yield Portfolio
THE LAZARD FUNDS, INC.

Lazard US High Yield Portfolio

Supplement to Prospectus and Summary Prospectus dated May 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective June 28, 2013, the Board of Directors of The Lazard Funds, Inc. has approved, for Lazard US High Yield Portfolio (the "Portfolio"), changing the Portfolio's policy with respect to the investment of 80% of its assets, and certain related policies, and changing the name of the Portfolio to Lazard US Corporate Income Portfolio.  Under normal circumstances, the Portfolio will invest at least 80% of its assets in fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US.  The Portfolio typically will invest a substantial portion of its assets, and may invest up to 100% of its assets, in securities rated, at the time of purchase, below investment grade by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") and as low as the lowest rating assigned by S&P or Moody's, or the unrated equivalent as determined by Lazard Asset Management LLC ("junk bonds"); however, the Portfolio focuses such investments in high-yielding securities that may be considered "better quality" (B1 or higher by Moody's, B+ or higher by S&P or the unrated equivalent as determined by Lazard Asset Management LLC).  The Portfolio considers a security to be tied economically to the US if:  (i) the issuer is organized under the laws of the US or maintains its principal place of business in the US; (ii) the security is traded principally in the US; or (iii) during the most recent fiscal year of the issuer, the issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

Dated:  May 1, 2013

Label	Element	Value
Lazard U.S. High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000874964_SupplementTextBlock
THE LAZARD FUNDS, INC.

Lazard US High Yield Portfolio

Supplement to Prospectus and Summary Prospectus dated May 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective June 28, 2013, the Board of Directors of The Lazard Funds, Inc. has approved, for Lazard US High Yield Portfolio (the "Portfolio"), changing the Portfolio's policy with respect to the investment of 80% of its assets, and certain related policies, and changing the name of the Portfolio to Lazard US Corporate Income Portfolio.  Under normal circumstances, the Portfolio will invest at least 80% of its assets in fixed-income securities issued by corporations or other non-governmental issuers similar to corporations, which securities are tied economically to the US.  The Portfolio typically will invest a substantial portion of its assets, and may invest up to 100% of its assets, in securities rated, at the time of purchase, below investment grade by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") and as low as the lowest rating assigned by S&P or Moody's, or the unrated equivalent as determined by Lazard Asset Management LLC ("junk bonds"); however, the Portfolio focuses such investments in high-yielding securities that may be considered "better quality" (B1 or higher by Moody's, B+ or higher by S&P or the unrated equivalent as determined by Lazard Asset Management LLC).  The Portfolio considers a security to be tied economically to the US if:  (i) the issuer is organized under the laws of the US or maintains its principal place of business in the US; (ii) the security is traded principally in the US; or (iii) during the most recent fiscal year of the issuer, the issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the US or that has at least 50% of its assets in the US.

Dated:  May 1, 2013

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard U.S. High Yield Portfolio

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013